Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Share-Based Compensation

16.    Share-Based Compensation

On December 21, 2018, the Group adopted the 2018 Share Incentive Plan (“2018 Plan”).

Under the 2018 Plan, the Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted under the 2018 Plan shall be 260,454,163 shares.

All stock options granted under the 2018 Plan are not exercisable until the consummation of the Group’s IPO and certain of the option granted to employees are required to render service to the Group in accordance with a stipulated service schedule under which an employee earns an entitlement to vest in 30% of his option grants at the end of each of the first two years and 40% at the end of the third year of completed service.

Prior to the completion of the IPO, the stock options granted to the employees and directors shall be forfeited upon the termination of employment of the employees and directors.

The following table sets forth the stock options activity for the years ended December 31, 2019:

			Weighted
		Weighted	average	Weighted
		average	remaining	average
	Number of	exercise	contractual	grant date
	shares	price	term	fair value
		US$		US$
Outstanding as of December 31, 2017	—	—	—	—
-Grant	175,978,312	0.0000001	5	1.38
-Forfeited	—	—	—	—
Outstanding as of December 31, 2018	175,978,312	0.0000001	4.97	1.38
-Grant to Employees	2,809,000	0.0000001	4.5	1.4
-Forfeited	(74,243,734)	0.0000001	4.3	1.38
Outstanding as of December 31, 2019	104,543,578	0.0000001	3.98	1.37
Exercisable as of December 31, 2019	66,176,296	0.0000001	3.98	1.38

In determining the grant date fair value of the Company’s ordinary shares for purposes of recording share-based compensation in connection with stock options, the Group, with the assistance of an independent valuation firm, evaluated the use of three generally accepted valuation approaches: market, cost and income approaches to estimate our enterprise value. The Group considered the market and cost approaches as inappropriate for valuing the Company’s ordinary shares because no exactly comparable market transaction could be found for the market valuation approach and the cost approach does not directly incorporate information about the economic benefits contributed by our business operations. Consequently, the Group relied solely on the income approach in determining the fair value of the Company’s ordinary shares. This method eliminates the discrepancy in the time value of money by using a discount rate to reflect all business risks including intrinsic and extrinsic uncertainties in relation to the Group.

The income approach involves applying discounted cash flow analysis based on the Group’s projected cash flow using management’s best estimate as of the valuation dates. Estimating future cash flow requires the Group to analyze projected revenue growth, gross margins, operating expense levels, effective tax rates, capital expenditures, working capital requirements, and discount rates. The Group’s projected revenues were based on expected annual growth rates derived from a combination of historical experience and the general trend in this industry. The revenue and cost assumptions used are consistent with our long-term business plan and market conditions in this industry. The Group also has to make complex and subjective judgments regarding its unique business risks, its limited operating history, and future prospects at the time of grant.

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	2018	2019
Expected volatility	60%	60%
Risk-free interest rate (per annum)	3.7%	2.8%
Exercise multiple	2.2	2.2
Expected dividend yield	0%	0%
Contractual term (in years)	5	5

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. The expected term is the contract life of the option.

For the Group's stock options granted, the completion of an IPO is considered to be a performance condition of the awards. An IPO is not considered by management to be probable until it is completed. Under ASC 718, compensation cost should be accrued if it is probable that the performance condition will be achieved. As a result, no compensation expense will be recognized related to these options until the consummation of an IPO, and hence no share-based compensation expense was recognized for the year ended December 31, 2018. For the year ended December 31, 2019, the Company recognized RMB745,873 share-based compensation expenses relating to the 2018 Plan.

As of December 31, 2019, RMB150,095 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 1.32 years.